ACQUISITIONS - Provisional Purchase Price Allocations (Details) - Brazil Wind Portfolio $ in Millions	Mar. 03, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 10
Trade receivables and other current assets	9
Property, plant and equipment, at fair value	125
Other non-current assets	19
Accounts payable and accrued liabilities	(16)
Current portion of non-recourse borrowings	(4)
Non-recourse borrowings	(46)
Provisions	(2)
Fair value of net assets acquired	95
Purchase price	$ 95